Label	Element	Value
Maximum [Member]
Target return	bam_TargetReturn	15.00%
Minimum [Member]
Target return	bam_TargetReturn	12.00%
Bridges, Roads and Equipment [Member] | Maximum [Member] | Infrastructure [Member]
Useful life measured as period of time, property, plant and equipment	ifrs-full_UsefulLifeMeasuredAsPeriodOfTimePropertyPlantAndEquipment	30 years
Bridges, Roads and Equipment [Member] | Minimum [Member] | Infrastructure [Member]
Useful life measured as period of time, property, plant and equipment	ifrs-full_UsefulLifeMeasuredAsPeriodOfTimePropertyPlantAndEquipment	3 years